UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

The Registrant is the successor issuer to CitiFunds Trust III and adopted the Registration Statement of CitiFunds Trust III effective April 16, 2007.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Citi California Tax Free Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of CitiFunds Trust III. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Citi Cash Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of CitiFunds Trust III. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Citi Connecticut Tax Free Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of CitiFunds Trust III. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Citi New York Tax Free Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of CitiFunds Trust III. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Citi Tax Free Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of CitiFunds Trust III. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Citi U.S. Treasury Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of CitiFunds Trust III. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Western Asset California Municipal Money Market Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of Legg Mason Partners Municipal Funds. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Western Asset Government Money Market Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of Smith Barney Money Funds, Inc. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Western Asset Massachusetts Municipal Money Market Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of Legg Mason Partners Municipal Funds. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Western Asset Money Market Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of Smith Barney Money Funds, Inc. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Western Asset Municipal Money Market Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a Maryland corporation known as Smith Barney Municipal Money Market Fund Inc. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Western Asset New York Municipal Money Market Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Money Market Trust. Prior thereto, the fund was a series of Legg Mason Partners Municipal Funds. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04052
Reporting Period: 07/01/2006 - 06/30/2007
Legg Mason Partners Money Market Trust

====================== CITI CALIFORNIA TAX FREE RESERVES =======================

============================== CITI CASH RESERVES ==============================

====================== CITI CONNECTICUT TAX FREE RESERVES ======================

======================= CITI NEW YORK TAX FREE RESERVES ========================

============================ CITI TAX FREE RESERVES ============================

========================= CITI U.S. TREASURY RESERVES ==========================

============= WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND =============

================== WESTERN ASSET GOVERNMENT MONEY MARKET FUND ==================

=========== WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND ============

======================= WESTERN ASSET MONEY MARKET FUND ========================

================== WESTERN ASSET MUNICIPAL MONEY MARKET FUND ===================

============== WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND ==============
========== END NPX REPORT
</PRE>

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 30, 2007